Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES:
Net Income	$ (537,019)	$ (2,467,101)	$ (69,258)	$ 2,872,433			$ (3,606,378)	$ 4,614,991	$ 4,464,079	$ 3,340,238
Adj. to reconcile net income to net cash flow
Interest income on investments held in Trust Account	(76,746)		(255,484)				(481,511)	(5,552,545)	(5,813,213)	(4,316,583)
Interest expense – debt discount									8,966
Change in fair value of convertible note							399,990
Change in fair value of Subscription Agreements Loan							33,437
Decrease (increase) in current assets
Prepaid expenses							44,448	427,581	599,440	(680,663)
Increase (decrease) in current liabilities
Accounts payable							751,681	(76,254)	(28,629)	125,533
Due from Sponsor							(58,471)
Due to affiliate							90,000	89,248	116,250	122,689
Net cash flow provided by operating activities							(2,826,804)	(496,979)	(653,107)	(1,408,786)
INVESTING ACTIVITIES:
Cash withdrawn from Trust Account in connection with redemptions							13,781,323	284,916,127	284,916,127
Cash deposited to Trust Account										(294,687,500)
Net cash flow provided by investing activities							13,781,323	284,916,127	284,916,127	(294,687,500)
FINANCING ACTIVITIES:
Proceeds from Initial Public Offering net of underwriting fees										282,500,000
Proceeds from sale of private units										14,645,000
Repayment of promissory note - related party										(252,915)
Payment of offering costs										(298,540)
Proceeds from Sponsor note									155,848
Proceeds from Subscription Agreement loan							2,533,437
Proceeds from Loan and Transfer Payable							293,367
Redemption of ordinary shares							(13,781,323)	(284,916,127)	(284,916,127)
Net cash flow provided by financing activities							(10,954,519)	(284,916,127)	(284,760,279)	296,593,545
Net increase (decrease) in cash								(496,979)	(497,259)	497,259
Cash at beginning of period				497,259		$ 497,259		497,259	497,259
Cash at end of period			280					280		497,259
Supplemental disclosure of cash flow information:
Forgiveness of the deferred underwriting commissions payable charged to additional paid in capital								(10,812,500)
Remeasurement of Class A ordinary shares to redemption value							481,511	5,552,545	5,813,213	33,209,323
Conversion of Class B shares to Class A								719	719
Sponsor shares contributed for no redemption of shares							784,302	118,298	118,298
Initial value of Class A ordinary shares subject to possible redemption										294,687,500
Deferred underwriting commissions payable charged to additional paid in capital									(10,812,500)	10,812,500
Aspire Biopharma Inc [Member]
OPERATING ACTIVITIES:
Net Income	(243,629)		(65,535)				(571,372)	(282,286)	(359,071)	(597,117)	(464,173)
Adj. to reconcile net income to net cash flow
Depreciation and amortization
Interest expense – debt discount
Decrease (increase) in current assets
Prepaid expenses							(132,500)	(12,500)	(12,500)	(22,500)
Decrease (increase) in total current assets							(132,500)	(12,500)	(12,500)	(22,500)
Increase (decrease) in current liabilities
Accounts payable							16,197	97,600	50,038	102,734
Short-term loans from shareholders									332,669	(68,576)
Accrued expense									75,902	42,554
Increase (decrease) in total current liabilities							16,197	97,600	458,609	76,712
Net cash flow provided by operating activities							(687,675)	(197,186)	87,038	(542,905)
INVESTING ACTIVITIES:
Intangible assets, net					(38,258)	(38,258)	(57,080)	(57,080)	(75,902)	(1,042,553)
Net cash flow provided by investing activities							(57,080)	(57,080)	(75,902)	(1,042,553)
FINANCING ACTIVITIES:
Short-term loans from shareholders							492,477	268,825
Subscription Receivable										400,000
Common stock							161			20,150
Additional paid in capital							257,484			979,850
Net cash flow provided by financing activities							750,122	268,825		1,400,000
Net increase (decrease) in cash							5,367	14,559	11,136	(185,458)
Cash at beginning of period		$ 11,174		$ 38	$ 11,174	$ 38	11,174	38	38	185,496
Cash at end of period	$ 16,541		$ 14,596				16,541	14,596	11,174	38	$ 185,496
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes							1,013
Note Payable addition from OID							213,278
Contingent liability, SEC related to intangible assets							$ 57,080	$ 57,080	$ 75,902	$ 3,852,552